8. Notes Payable to Related Parties (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 02, 2016	Oct. 03, 2016	Apr. 15, 2016	Apr. 04, 2016	Feb. 15, 2016
Proceeds from related party		$ 140,342	$ 164,725
Repayment of related party debt		$ 0	$ 44,725	$ 15,049	$ 14,960
Dino Satallante [Member]
Proceeds from related party				160,000
Utilazation of Debt				$ 80,000
Debt Effective Date				Jul. 21, 2015
Debt maturity date				Dec. 31, 2017
Debt interest rate					12.00%
Interest expense				$ 19,200	$ 19,200
Amortization of loan fees				0	4,424
Net of Unamortized loan fees				0	2,001
Debt loan fees				8,000	8,000
Premier Collectibles [Member]
Proceeds from related party				$ 65,000
Debt Effective Date				Apr. 04, 2016
Debt maturity date				Jun. 30, 2017
Interest expense				$ 9,075	3,875
Sean Goodchild [Member]
Proceeds from related party				$ 50,000
Debt Effective Date				Apr. 15, 2016
Debt maturity date				Dec. 15, 2017
Interest expense				$ 5,145	2,145
Sean Goodchild 2 [Member]
Proceeds from related party				$ 50,000
Debt Effective Date				Oct. 03, 2016
Debt maturity date				Dec. 31, 2017
Interest expense				$ 3,740	740
Sean Goodchild 3 [Member]
Proceeds from related party				$ 31,500
Debt Effective Date				Dec. 02, 2016
Debt maturity date				Dec. 31, 2017
Interest expense				$ 2,045	$ 155
Unsecured Debt -2 [Member] | Dino Satallante [Member]
Proceeds from related party				$ 20,500
Debt Effective Date				Sep. 11, 2014
Debt maturity date				Dec. 31, 2017
Debt interest rate					6.00%
Interest expense	$ 619			$ 5,584	$ 3,171
Note payable related party					20,500
Outstanding Debt Due				20,500	$ 18,100
Unsecured Debt -2 [Member] | Dreamstar [Member]
Proceeds from related party				$ 20,500
Debt Effective Date				Sep. 11, 2014
Debt maturity date				Dec. 31, 2017
Debt interest rate					6.00%
Interest expense				$ 5,584		$ 1,737
Note payable related party					$ 18,100
Outstanding Debt Due				20,500		18,100
Unsecured Debt [Member] | Dino Satallante [Member]
Proceeds from related party				100,000
Repayment of related party debt				$ 15,049
Debt Effective Date				Aug. 01, 2013
Debt maturity date				Dec. 31, 2017
Debt interest rate					5.00%
Interest expense				$ 3,057	$ 3,809
Note payable related party	$ 91,143					91,143
Outstanding Debt Due				61,135	$ 76,184	$ 76,183
SecuredDebtFourMember
Interest expense				$ 2,000
Secured Promissory Note [Member]
Debt maturity date				Dec. 31, 2017
Debt interest rate	10.00%				10.00%	10.00%
Secured Promissory Note Two [Member]
Debt maturity date				Dec. 31, 2017
Debt interest rate											10.00%
Secured Promissory Note Three [Member]
Debt maturity date				Dec. 31, 2017
Interest expense				$ 7,858	$ 3,358
Related Party Advances [Member]
Interest expense				$ 0	$ 0
Sean Goodchild 3 [Member]
Debt interest rate							6.00%
Sean Goodchild 2 [Member]
Debt interest rate								6.00%
Sean Goodchild [Member]
Debt interest rate									6.00%
Premier Collectibles [Member]
Debt interest rate										8.00%
UnsecuredDebtAllMember
Interest payable	$ 9,332					$ 9,332